Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, C, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 19, 2018 to

PROSPECTUS DATED March 1, 2018

U.S. DEFENSIVE EQUITY FUND:

(i)

NAME CHANGE: Effective January 1, 2019, the U.S. Defensive Equity Fund will be renamed the Sustainable Equity Fund. After such date, all references to the U.S. Defensive Equity Fund in the Prospectus listed above are changed to the Sustainable Equity Fund.

(ii)

PRINCIPAL INVESTMENT STRATEGIES: Effective January 1, 2019, the U.S. Defensive Equity Fund will change its principal investment strategy from employing a defensive style of investing to pursuing a “sustainable” investment strategy. The following is added at the end of the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Defensive Equity Fund:

Principal Investment Strategies of the Fund Effective January 1, 2019:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund pursues a “sustainable” investment strategy that takes into account environmental, social and governance (“ESG”) considerations. In particular, the Fund’s investment strategy seeks to tilt the portfolio toward companies that are expected to contribute to, and benefit from, a transition to a low carbon emission producing economy and away from companies with the greatest exposure to potential negative impacts of such a transition. The Fund may employ long-short equity strategies pursuant to which it sells securities short.

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund’s assets are managed by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

(iii)

PRINCIPAL RISKS:

The following information is added at the end of the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Defensive Equity Fund:

Effective January 1, 2019, the “Equity Securities” risk factor will be replaced with the following:

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Effective January 1, 2019, the following risk factor for the Fund will be added:

•

Sustainable Investing Risk. Applying sustainability and ESG criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria.

EQUITY INCOME FUND (FORMERLY, U.S. CORE EQUITY FUND):

(i)

NAME CHANGE: Effective September 12, 2018, the U.S. Core Equity Fund was renamed the Equity Income Fund. All references to the U.S. Core Equity Fund in the Prospectus listed above are changed to the Equity Income Fund.

(ii)

INVESTMENT OBJECTIVE CHANGE: Effective September 12, 2018, the investment objective for the Equity Income Fund (formerly, U.S. Core Equity Fund) was changed. The information in the sub-section entitled “Investment Objective (Non-Fundamental)” is replaced with the following:

The Fund seeks to provide long term capital growth and current income.

(iii)

PRINCIPAL INVESTMENT STRATEGIES: Effective September 12, 2018, the Equity Income Fund (formerly, U.S. Core Equity Fund) changed its investment strategy from principally investing in common stocks of large and medium capitalization U.S. companies to principally investing in common stocks of dividend-paying large and medium capitalization U.S. companies. The following replaces the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Equity Income Fund:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of dividend-paying large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund may also invest in equity securities economically tied to non-U.S. countries.

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is managed pursuant to a multi-style (e.g., value, market-oriented and defensive) and multi-manager approach. The Fund’s money managers are unaffiliated with RIM and have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts.

The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. In connection with the changes to the Fund’s investment objective and principal investment strategies effective September 12, 2018, the Fund may engage in active trading of portfolio securities. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

(iv)

PRINCIPAL RISKS: The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Equity Income Fund (formerly, U.S. Core Equity Fund):

•

High Portfolio Turnover Risk: The Fund may engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.

•	Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.

•	Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

EQUITY INCOME FUND (FORMERLY, U.S. CORE EQUITY FUND) RISK/RETURN SUMMARY:

(i)

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income Fund (formerly, U.S. Core Equity Fund) in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.55%	0.25%	0.31%	1.11%	(0.05)%	1.06%
Class C Shares	0.55%	0.75%	0.56%	1.86%	(0.05)%	1.81%
Class E Shares	0.55%	None	0.56%	1.11%	(0.05)%	1.06%
Class M Shares	0.55%	None	0.31%	0.86%	(0.15)%	0.71%
Class P Shares	0.55%	None	0.16%	0.71%	(0.07)%	0.64%
Class R6 Shares	0.55%	None	0.16%	0.71%	(0.07)%	0.64%
Class S Shares	0.55%	None	0.31%	0.86%	(0.09)%	0.77%
Class T Shares	0.55%	0.25%	0.31%	1.11%	(0.05)%	1.06%
Class Y Shares	0.55%	None	0.11%	0.66%	(0.05)%	0.61%

#	Until February 29, 2020, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive 0.05% of its 0.55% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares, 0.04% of its transfer agency fees for Class S Shares and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2017 but did not reflect a full year of waiver.

“Other Expenses” for Class M, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$677	$903	$1,147	$1,845
Class C	$184	$580	$1,001	$2,176
Class E	$108	$348	$607	$1,347
Class M	$73	$259	$462	$1,047
Class P	$65	$220	$388	$876
Class R6	$65	$220	$388	$876
Class S	$79	$265	$468	$1,052
Class T	$355	$589	$842	$1,564
Class Y	$62	$206	$363	$818

U.S. DEFENSIVE EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Defensive Equity Fund in the Prospectus listed above:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$984	$1,282	$2,127
Class C Shares	$215	$664	$1,139	$2,452
Class E Shares	$139	$434	$750	$1,646
Class M Shares	$104	$346	$607	$1,354
Class P Shares	$97	$307	$534	$1,188
Class R6 Shares	$97	$307	$534	$1,188
Class S Shares	$110	$352	$613	$1,360
Class T Shares	$386	$673	$981	$1,855
Class Y Shares	$94	$293	$509	$1,131

U.S. DYNAMIC EQUITY FUND RISK/RETURN SUMMARY:

(i)

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Dynamic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.11%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.80%	0.25%	0.47%	1.52%	(0.05)%	1.47%
Class C Shares	0.80%	0.75%	0.72%	2.27%	(0.05)%	2.22%
Class E Shares	0.80%	None	0.72%	1.52%	(0.05)%	1.47%
Class M Shares	0.80%	None	0.47%	1.27%	(0.10)%	1.17%
Class P Shares	0.80%	None	0.32%	1.12%	(0.02)%	1.10%
Class R6 Shares	0.80%	None	0.32%	1.12%	(0.02)%	1.10%
Class S Shares	0.80%	None	0.47%	1.27%	(0.09)%	1.18%
Class T Shares	0.80%	0.25%	0.47%	1.52%	(0.00)%	1.52%
Class Y Shares	0.80%	None	0.27%	1.07%	(0.00)%	1.07%

#	Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares, and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 29, 2020, RIFUS has contractually agreed to waive 0.05% of its transfer agency fees for Class A, C and E Shares, and 0.09% of its transfer agency fees for Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2017 but did not reflect a full year of waiver.

“Other Expenses” for Class M, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$716	$1,023	$1,352	$2,279
Class C Shares	$225	$705	$1,211	$2,601
Class E Shares	$150	$475	$824	$1,808
Class M Shares	$119	$393	$687	$1,525
Class P Shares	$112	$354	$615	$1,361
Class R6 Shares	$112	$354	$615	$1,361
Class S Shares	$120	$394	$688	$1,526
Class T Shares	$401	$718	$1,058	$2,017
Class Y Shares	$109	$340	$590	$1,306

U.S. Defensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, C, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 19, 2018 to

PROSPECTUS DATED March 1, 2018

U.S. DEFENSIVE EQUITY FUND:

(i)

NAME CHANGE: Effective January 1, 2019, the U.S. Defensive Equity Fund will be renamed the Sustainable Equity Fund. After such date, all references to the U.S. Defensive Equity Fund in the Prospectus listed above are changed to the Sustainable Equity Fund.

(ii)

PRINCIPAL INVESTMENT STRATEGIES: Effective January 1, 2019, the U.S. Defensive Equity Fund will change its principal investment strategy from employing a defensive style of investing to pursuing a “sustainable” investment strategy. The following is added at the end of the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the U.S. Defensive Equity Fund:

Principal Investment Strategies of the Fund Effective January 1, 2019:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund pursues a “sustainable” investment strategy that takes into account environmental, social and governance (“ESG”) considerations. In particular, the Fund’s investment strategy seeks to tilt the portfolio toward companies that are expected to contribute to, and benefit from, a transition to a low carbon emission producing economy and away from companies with the greatest exposure to potential negative impacts of such a transition. The Fund may employ long-short equity strategies pursuant to which it sells securities short.

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund’s assets are managed by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. The Fund employs discretionary and non-discretionary money managers. The Fund’s discretionary money managers select the individual portfolio instruments for the assets assigned to them. The Fund’s non-discretionary money managers provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. RIM manages Fund assets not allocated to money manager strategies and utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the portion of Fund assets for which the Fund’s non-discretionary money managers provide model portfolios and the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

(iii)

PRINCIPAL RISKS:

The following information is added at the end of the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the U.S. Defensive Equity Fund:

Effective January 1, 2019, the “Equity Securities” risk factor will be replaced with the following:

•

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.

Effective January 1, 2019, the following risk factor for the Fund will be added:

•

Sustainable Investing Risk. Applying sustainability and ESG criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria.

U.S. DEFENSIVE EQUITY FUND RISK/RETURN SUMMARY: The following replaces the “Example” table in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Defensive Equity Fund in the Prospectus listed above:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$706	$984	$1,282	$2,127
Class C Shares	$215	$664	$1,139	$2,452
Class E Shares	$139	$434	$750	$1,646
Class M Shares	$104	$346	$607	$1,354
Class P Shares	$97	$307	$534	$1,188
Class R6 Shares	$97	$307	$534	$1,188
Class S Shares	$110	$352	$613	$1,360
Class T Shares	$386	$673	$981	$1,855
Class Y Shares	$94	$293	$509	$1,131

Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, C, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 19, 2018 to

PROSPECTUS DATED March 1, 2018

EQUITY INCOME FUND (FORMERLY, U.S. CORE EQUITY FUND):

(i)

NAME CHANGE: Effective September 12, 2018, the U.S. Core Equity Fund was renamed the Equity Income Fund. All references to the U.S. Core Equity Fund in the Prospectus listed above are changed to the Equity Income Fund.

(ii)

INVESTMENT OBJECTIVE CHANGE: Effective September 12, 2018, the investment objective for the Equity Income Fund (formerly, U.S. Core Equity Fund) was changed. The information in the sub-section entitled “Investment Objective (Non-Fundamental)” is replaced with the following:

The Fund seeks to provide long term capital growth and current income.

(iii)

PRINCIPAL INVESTMENT STRATEGIES: Effective September 12, 2018, the Equity Income Fund (formerly, U.S. Core Equity Fund) changed its investment strategy from principally investing in common stocks of large and medium capitalization U.S. companies to principally investing in common stocks of dividend-paying large and medium capitalization U.S. companies. The following replaces the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Equity Income Fund:

The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in common stocks of dividend-paying large and medium capitalization U.S. companies. The Fund defines large and medium capitalization stocks as stocks of those companies represented by the Russell 1000® Index or within the capitalization range of the Russell 1000® Index as measured at its most recent reconstitution. The Fund may also invest in equity securities economically tied to non-U.S. countries.

Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is managed pursuant to a multi-style (e.g., value, market-oriented and defensive) and multi-manager approach. The Fund’s money managers are unaffiliated with RIM and have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund. For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures. RIM may use strategies based on indexes. RIM also manages the Fund’s cash balances. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and forward currency contracts.

The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. In connection with the changes to the Fund’s investment objective and principal investment strategies effective September 12, 2018, the Fund may engage in active trading of portfolio securities. Please refer to the “Investment Objective and Investment Strategies” section in the Fund’s Prospectus for further information.

(iv)

PRINCIPAL RISKS: The following information is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Equity Income Fund (formerly, U.S. Core Equity Fund):

•

High Portfolio Turnover Risk: The Fund may engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.

•	Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.

•	Real Estate Investment Trusts (“REITs”). REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.

EQUITY INCOME FUND (FORMERLY, U.S. CORE EQUITY FUND) RISK/RETURN SUMMARY:

(i)

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income Fund (formerly, U.S. Core Equity Fund) in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.55%	0.25%	0.31%	1.11%	(0.05)%	1.06%
Class C Shares	0.55%	0.75%	0.56%	1.86%	(0.05)%	1.81%
Class E Shares	0.55%	None	0.56%	1.11%	(0.05)%	1.06%
Class M Shares	0.55%	None	0.31%	0.86%	(0.15)%	0.71%
Class P Shares	0.55%	None	0.16%	0.71%	(0.07)%	0.64%
Class R6 Shares	0.55%	None	0.16%	0.71%	(0.07)%	0.64%
Class S Shares	0.55%	None	0.31%	0.86%	(0.09)%	0.77%
Class T Shares	0.55%	0.25%	0.31%	1.11%	(0.05)%	1.06%
Class Y Shares	0.55%	None	0.11%	0.66%	(0.05)%	0.61%

#	Until February 29, 2020, Russell Investment Management, LLC (“RIM”) has contractually agreed to waive 0.05% of its 0.55% advisory fee. This waiver may not be terminated during the relevant period except with Board approval.

Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares, 0.04% of its transfer agency fees for Class S Shares and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2017 but did not reflect a full year of waiver.

“Other Expenses” for Class M, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$677	$903	$1,147	$1,845
Class C	$184	$580	$1,001	$2,176
Class E	$108	$348	$607	$1,347
Class M	$73	$259	$462	$1,047
Class P	$65	$220	$388	$876
Class R6	$65	$220	$388	$876
Class S	$79	$265	$468	$1,052
Class T	$355	$589	$842	$1,564
Class Y	$62	$206	$363	$818

U.S. Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

Russell Investment Company: Classes A, C, E, M, P, R6, S, T and Y

RUSSELL INVESTMENT COMPANY

Supplement dated September 19, 2018 to

PROSPECTUS DATED March 1, 2018

U.S. DYNAMIC EQUITY FUND RISK/RETURN SUMMARY:

(i)

The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the sub-section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the U.S. Dynamic Equity Fund in the Prospectus listed above:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)#

	Advisory Fee	Distribution (12b-1) Fees	Other Expenses (including shareholder services fees of 0.25% for Class C and Class E Shares and Dividend and Interest Expenses on Short Sales of 0.11%)	Total Annual Fund Operating Expenses	Less Fee Waivers and Expense Reimbursements	Net Annual Fund Operating Expenses
Class A Shares	0.80%	0.25%	0.47%	1.52%	(0.05)%	1.47%
Class C Shares	0.80%	0.75%	0.72%	2.27%	(0.05)%	2.22%
Class E Shares	0.80%	None	0.72%	1.52%	(0.05)%	1.47%
Class M Shares	0.80%	None	0.47%	1.27%	(0.10)%	1.17%
Class P Shares	0.80%	None	0.32%	1.12%	(0.02)%	1.10%
Class R6 Shares	0.80%	None	0.32%	1.12%	(0.02)%	1.10%
Class S Shares	0.80%	None	0.47%	1.27%	(0.09)%	1.18%
Class T Shares	0.80%	0.25%	0.47%	1.52%	(0.00)%	1.52%
Class Y Shares	0.80%	None	0.27%	1.07%	(0.00)%	1.07%

#	Until February 28, 2019, Russell Investments Fund Services, LLC (“RIFUS”) has contractually agreed to waive 0.10% of its transfer agency fees for Class M Shares, and 0.02% of its transfer agency fees for Class P and Class R6 Shares. These waivers may not be terminated during the relevant period except with Board approval.

Until February 29, 2020, RIFUS has contractually agreed to waive 0.05% of its transfer agency fees for Class A, C and E Shares, and 0.09% of its transfer agency fees for Class S Shares. These waivers may not be terminated during the relevant period except with Board approval.

“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to adjust for waivers that were implemented during the fiscal period ended October 31, 2017 but did not reflect a full year of waiver.

“Other Expenses” for Class M, Class P, Class R6 and Class T Shares are based on estimated amounts for the current fiscal year as these Share Classes did not have any assets during the most recent fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$716	$1,023	$1,352	$2,279
Class C Shares	$225	$705	$1,211	$2,601
Class E Shares	$150	$475	$824	$1,808
Class M Shares	$119	$393	$687	$1,525
Class P Shares	$112	$354	$615	$1,361
Class R6 Shares	$112	$354	$615	$1,361
Class S Shares	$120	$394	$688	$1,526
Class T Shares	$401	$718	$1,058	$2,017
Class Y Shares	$109	$340	$590	$1,306